Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Assets Acquired and Liabilities Assumed [Abstract]
Schedule of assets acquired and liabilities assumed
Assets and liabilities to fair value
Current assets and others non-current assets	Ps.	2,885,952
Property, plant and equipment, net		1,957,784
Intangible assets		1,394,424
Current liabilities and non-current liabilities		(1,630,260)
Deferred income tax		(813,661)
Total identifiable assets acquired and liabilities assumed		3,794,239
Goodwill		1,250,132
Total assets acquired, net	Ps.	5,044,371

Schedule of assets acquired and liabilities assumed
Net cash outflow arising on acquisition:
Cash out	Ps.	5,044,371
Less cash and cash equivalent balances acquired from JAFRA		(345,908)
Net cash used (investing activities)	Ps.	4,698,463